Customer Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Rollforward of Contract Balances
The following table is a rollforward of customer deposits balances for the nine months ended September 30, 2021 and twelve months ended December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Customer deposits, beginning balance	$2,258	$2,207
Additions	850	506
Cancellations	—	(455)

Customer deposits, ending balance	$3,108	$2,258

The following table is a rollforward of contract balances as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Customer deposits - beginning balance	$2,207	$869
Additions	506	1,983
Cancellations	(455)	(645)

Customer deposits - ending balance	$2,258	$2,207